BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
BORROWINGS
Schedule of borrowings and thier securities

	As of December 31,
	2022	2023
	RMB	RMB
Short term bank borrowings	—	30,000
Long-term bank borrowings, current portion	289,941	334,511
Other long-term borrowings, current portion	194,079	388,814
	484,020	753,325
Long-term bank borrowings, non-current portion	2,694,249	4,170,981
Other long-term borrowings, non-current portion	355,607	942,540
Total borrowings	3,533,876	5,866,846

December 31, 2022

Long-term borrowings (including current portion)	Secured by
(RMB)
1,879,631	Secured by a subsidiary’s share.
800,989	Secured by a subsidiary’s land-use right with net book value of RMB24,460 (Note 10).
247,171	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB118,050 and RMB91,435, respectively (Note 8/Note 10), and a subsidiary’s share.
156,077	Secured by a subsidiary’s property and equipment with net book value of RMB231,424 (Note 8), and a subsidiary’s share.
450,008	Unsecured borrowing.
3,533,876

14.  BORROWINGS (CONTINUED)

December 31, 2023

Short-term borrowings	Secured by
(RMB)
30,000	Unsecured borrowing.

Long-term borrowings (including current portion)	Secured by
(RMB)
2,180,490	Secured by a subsidiary’s share.
3,101,522	Secured by property and equipment and land-use right with net book value of RMB845,898 and RMB196,195, respectively (Note 8/Note 10), and a subsidiary’s share
554,834	Unsecured borrowing.
5,836,846

Schedule of repayments of the principal amounts of the Company's long-term borrowings, including bank and other borrowings

RMB
For the years ending December 31,
2024	799,314
2025	816,677
2026	751,209
2027	683,110
2028	689,511
2029 and thereafter	2,273,233